RESTRUCTURING COSTS - Restructuring Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Reserve [Roll Forward]
Balance, beginning of period	$ 36	$ 532
Additions and adjustments	0	0	$ 2,624
Payments and write-downs	(36)	(496)
Balance, end of period	$ 0	$ 36	$ 532